Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2025	2024
Waste management and brokerage services	$42,741	$42,862
Captive landfill management operations	3,269	3,060
Total waste management services revenues	46,010	45,922
Food, beverage and merchandise sales	13,247	13,537
Membership dues revenue	7,233	7,430
Room rental revenue	7,392	7,227
Greens fees and cart rental revenue	3,338	3,336
Salon and spa services	3,673	3,763
Fitness and tennis lesson revenue	230	321
Other revenue	2,422	2,259
Total golf and related operations revenue	37,535	37,873
Total net operating revenues	$83,545	$83,795

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2025	$260	$175	$(195)	$240
Year ended December 31, 2024	$260	$64	$(64)	$260

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2025	$582	$1,737	$(1,778)	$541
Year ended December 31, 2024	$567	$1,921	$(1,906)	$582
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2025	$3,524	$7,238	$(7,233)	$3,529
Year ended December 31, 2024	$3,443	$7,511	$(7,430)	$3,524
Customer advance deposits
Year ended December 31, 2025	$1,565	$2,130	$(2,007)	$1,688
Year ended December 31, 2024	$1,223	$3,016	$(2,674)	$1,565